Intangible Assets - Estimated Amortization Expense (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023	$ 647
2024	572
2025	490
2026	422
2027	$ 350